UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21885

ENCOMPASS FUNDS

(Exact name of registrant as specified in charter)

  1700 California Street, Suite 335

     San Francisco, CA                            94109

            (Address of principal executive offices)                         (Zip code)

Malcolm H. Gissen
Encompass Funds
1700 California Street, Suite 335
San Francisco, CA 94109

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 749 6565

Date of fiscal year end: May 31

Date of reporting period: July 1, 2012 – June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Item 1 - Proxy Voting Record

Account Name: Encompass Fund
Custodian Name: Union Bank

URANIUM ENERGY CORP.

Ticker:	UEC	Meeting Date:	7/23/2012
CUSIP	916896103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS FOR.				FOR	FOR	WITH	ISSUER

3. APPROVAL OF 2012 STOCK INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

4. NON-BINDING VOTE ON EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

ESTRELLA INTERNATIONAL ENERGY SERVICES LTD.

Ticker:	EEN.V	Meeting Date:	7/25/2012
CUSIP	29758W102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO APPROVE THE PRIVATE PLACEMENT RESOLUTION.				FOR	FOR	WITH	ISSUER

2. IF THE PRIVATE PLACEMENT RESOLUTION PASSES, TO ELECT THE				FOR	FOR	WITH	ISSUER
PROPOSED NOMINEES FOR DIRESTOR, LEVY, MANCINI, MACDONNELL,
RODRIGUEZ, REYSER, ACEVEDO, AND KOKOGIAN.

3. IF THE PRIVATE PLACEMENT RESOLUTION DOES NOT PASS, TO ELECT				FOR	FOR	WITH	ISSUER
THE PROPOSED NOMINEES FOR DIRESTOR, LEVY, MANCINI, MACDONNELL,
FENTRESS, AND GARRIDO.

4. APPROVE RESOLUTION APPOINTING COLLINS BARROW LLP.				FOR	FOR	WITH	ISSUER

5. APPROVE THE RESOLUTION APPROVING OPTION PLAN.				FOR	FOR	WITH	ISSUER

6. TO VOTE ON ANY AMENDMENTS OR VARIATIONS BEFORE THE MEETING.				FOR	FOR	WITH	ISSUER

INTERNATIONAL PBX VENTURES LTD.

Ticker:	PBX.V	Meeting Date:	8/3/2012
CUSIP	668074305

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. PASS AN ORDINARY RESOLUTION APPROVING THE COMPANY'S				FOR	FOR	WITH	ISSUER
OPTION AGREEMENT WITH OZ EXPLORATION.

2. CONDUCT ANY OTHER BUSINESS BEFORE MEETING.				FOR	FOR	WITH	ISSUER

GEOPETRO RESOURCES COMPANY

Ticker:	GPR	Meeting Date:	8/28/2012
CUSIP	37248H304

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF HEIN & ASSOCIATES AS AUDITORS.				FOR	FOR	WITH	ISSUER

COREX GOLD CORPORATION

Ticker:	CGE.V	Meeting Date:	8/16/2012
CUSIP	21870J101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FOUR.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF BDO LLP AS AUDITORS AND TO FIX				FOR	FOR	WITH	ISSUER
THE REMUNERATION.

4. RATIFY AND CONFIREM 10% "ROLLING" STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. TO APPROVE A 1:4 SHARE CONSOLIDATION.				AGAINST	AGAINST	AGAINST	ISSUER

6. APPROVE RE-PRICING CERTAIN STOCK OPTIONS HELD BY INSIDERS.				AGAINST	AGAINST	AGAINST	ISSUER

7. APPROVE THE ACTS, DEEDS OF DIRECTORS SINCE LAST MEETING.				FOR	FOR	WITH	ISSUER

5. TRANSACT FURHTER BUSINESS BEFORE THE MEETING.				FOR	FOR	WITH	ISSUER

REDHAWK RESOURCES INC.

Ticker:	RDK.V	Meeting Date:	8/27/2012
CUSIP	75746k106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO FIX THE NUMBER OF DIRECTORS TO BE ELECTED AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF PRICEWATERHOUSECOOPERS AS AUDITORS AND				FOR	FOR	WITH	ISSUER
FIXING DIRECTORS REMUNERATION.

PETRODORADO ENERGY LTD

Ticker:	PDQ.V	Meeting Date:	8/28/2012
CUSIP	53750105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FOUR.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

4. APPROVAL OF EXISTING STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. TO ADOPT AND RATIFY SHAREHOLDERS RIGHTS PLAN.				FOR	FOR	WITH	ISSUER

6. TO APPROVE THE REDUCTION OF EXERCISE PRICE ON CERTAIN				AGAINST	AGAINST	AGAINST	ISSUER
INCENTIVE STOCK OPTIONS HELD BY INSIDERS.

L&L ENERGY INC.

Ticker:	LLEN	Meeting Date:	8/31/2012
CUSIP	50162D100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVE NON-BINDING ADVISORY VOTE, FY 2012 COMPENSATION				FOR	FOR	WITH	ISSUER
PAID TO EXECUTIVE OFFICERS.

3. TO CAST ADVISORY VOTE TO SEEK DUAL LISTING OUTSIDE THE USA				AGAINST	AGAINST	AGAINST	ISSUER
WITH ONE OF THE GREATER CHINA EXCHANGES.

FORBES & MANHATTAN COAL CORP.

Ticker:	FMC.TO	Meeting Date:	9/17/2012
CUSIP	345117105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	AGAINST	SHAREHOLDERS

2. APPROVE A NON-BINDING ADVISORY RESOLUTION THAT THE MAJORITY				FOR	FOR	AGAINST	SHAREHOLDERS
OF THE DIRECTORS BE INDEPENDENT DIRECTORS.

3. APPROVE A NON-BINDING ADVISORY RESOLUTION THAT THE				FOR	FOR	AGAINST	SHAREHOLDERS
INDEPENDENT DIRECTORS REVIEW COMPENSATION OF ALL DIRECTORS.

4. APPROVE A NON-BINDING ADVISORY RESOLUTION THAT THE COMPANY				FOR	FOR	AGAINST	SHAREHOLDERS
ADOPT AN INDIVIDUAL DIRECTOR ELECTION PROCESS BY SHAREHOLDER
MAJORITY AT THE NEXTAGM.

5. APPOINTMENT OF MCGOVERN, HURLEY CUNNINGHAM LLP AS AUDITORS				FOR	FOR	AGAINST	SHAREHOLDERS
AND TO FIX THEIR REMUNERATION.

ATACAMA PACIFIC GOLD CORPORATION

Ticker:	ATM.V	Meeting Date:	9/25/2012
CUSIP	045650Q107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

3. APPROVAL STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

EXCELSIOR MINING CORP.

Ticker:	MIN.V	Meeting Date:	9/28/2012
CUSIP	300763208

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT EIGHT.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF DAVIDSON & COMPANY LLP AS AUDITORS AND TO FIX				FOR	FOR	WITH	ISSUER
THEIR REMUNERATION .

4. APPROVAL AND RATIFICATION OF ACTS OF DIRECTORS.				FOR	FOR	WITH	ISSUER

360 VOX CORPORATION

Ticker:	VOX.V	Meeting Date:	10/9/2012
CUSIP	885578104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

CROSSHAIR ENERGY CORPORATION

Ticker:	CXZ	Meeting Date:	10/24/2012
CUSIP	22763F105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET NUMBER OF DIRECTORS AT SIX.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF DAVIDSON & COMPANY LLP AS AUDITORS AND				FOR	FOR	WITH	ISSUER
TO FIX THEIR REMUNERATION.

4. APPROVE, RATIFY, AND CINFIRMING THE ACTS OF DIRECTORS SINCE				FOR	FOR	WITH	ISSUER
THE LAST MEETING OCTOBER 28, 2011.

INTERNATIONAL PBX VENTURES LTD.

Ticker:	PBX.V	Meeting Date:	10/25/2012
CUSIP	668074305

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. FIX THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF MANNING ELLIOT LLP AS AUDITORS AND				FOR	FOR	WITH	ISSUER
TO FIX THEIR REMUNERATION.

4. APPROVAL OF STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. ADOPTION OF NEW ARTICLES OF PBX.				AGAINST	AGAINST	WITH	SHAREHOLDER

DACHA STRATEGIC METALS INC.

Ticker:	DSM.V	Meeting Date:	11/23/2012
CUSIP	233407105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPOINTMENT OF MCGOVERN, HURLEY CUNNUNGHAM AS AUDITORS				FOR	FOR	WITH	ISSUER
AND FIX REMUNERATION.

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPROVE 10% ROLLING STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

4. APPROVE AMENDMENTS TO GENERAL BY-LAW NO. 1				FOR	FOR	WITH	ISSUER
OF DACHA'S BY-LAWS.

CONTINENTAL ENERGY CORPORATION

Ticker:	CPPXF	Meeting Date:	11/28/2012
CUSIP	210909107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO FIX THE NUMBER OF DIRECTORS TO BE ELECTED AT FOUR.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF DALE MATHESON CARR-HILTON LABONTE LLP AS				FOR	FOR	WITH	ISSUER
AUDITORS AND AUTHORIZING DIRECTORS TO FIX REMUNERATION.

4. TO APPROVE THE COMPANY'S PROPOSED AMENDED AND RESTATED				FOR	AGAINST	AGAINST	ISSUER
STOCK OPTION PLAN.

BRAZIL RESOURCES INC.

Ticker:	BRI.V	Meeting Date:	11/29/2012
CUSIP	105865109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS AND				FOR	FOR	WITH	ISSUER
TO FIX THEIR REMUNERATION.

3. APPROVAL OF STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

PARAMOUNT GOLD & SILVER CORP.

Ticker:	PZG	Meeting Date:	12/4/2012
CUSIP	69924P102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY THE APPOINTMENT OF MNP LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. CONSIDER AND APPROVE EXECUTIVE OFFICERS COMPENSATION.				FOR	FOR	WITH	ISSUER

SOHO RESOURCES CORP.

Ticker:	SOH.V	Meeting Date:	12/12/2012
CUSIP	83408M105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO FIX THE NUMBER OF DIRECTORS TO BE ELECTED AT SIX.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF DAVIDSON & COMPANY AS AUDITORS AND FIXING				FOR	FOR	WITH	ISSUER
DIRECTORS REMUNERATION.

4. CONSOLIDATION OF 8:1 NEW SHARES.				FOR	FOR	WITH	ISSUER

5. APPROVAL OF STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

6. OTHER BUSINESS.				FOR	FOR	WITH	ISSUER

UNITED STATES ANTIMONY CORPORATION

Ticker:	UAMY	Meeting Date:	12/15/2012
CUSIP	911549103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF DE CORIA, MIACHEL & TEAGUE, PS AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. ADVISORY VOTE ON EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

4. ADVISORY VOTE ON FREQUENCY TO VOTE ON EXECUTIVE				3 YRS.	1 YEAR	AGAINST	ISSUER
COMPENSATION.

AVALON RARE METALS INC

Ticker:	AVL	Meeting Date:	1/25/2013
CUSIP	53470100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY ELECTION OF AUDITORS AND FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

MAGNUM HUNTER RESOURCES CORPORATION

Ticker:	MHR	Meeting Date:	1/17/2013
CUSIP	NC9243667

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS				FOR	FOR	WITH	ISSUER
LLP AS AUDITORS.

3. APPROVAL OF THE AMENDMENT TO INCREASE AUTHORIZED NUMBER				FOR	FOR	WITH	ISSUER
OF COMMON STOCK SHARES TO 350.000,000.

4. APPROVAL OF THE AMENDMENT TO INCREASE AUTHORIZED NUMBER				FOR	FOR	WITH	ISSUER
OF PREFERRED STOCK SHARES TO 15.000,000.

5. APPROVAL OF THE AMENDMENT OF THE RESTATED STOCK OPTION				FOR	FOR	WITH	ISSUER
PLAN TO INCREASE AUTHORIZED NUMBER OF SHARES UNDER THE PLAN
TO 27.500,000.

COREX GOLD CORPORATION

Ticker:	CGE.V	Meeting Date:	1/7/2013
CUSIP	21870J101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF PROPOSED TRANSACTION.				FOR	FOR	WITH	ISSUER

APPLE INC.

Ticker:	AAPL	Meeting Date:	2/27/2013
CUSIP	747525103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. AMENDMENT OF ARTICLES OF INCORPORATION AS DESCRIBED.				FOR	FOR	WITH	ISSUER

3. RATIFY ERNST & YOUNG LLP AS AUDITORS'				FOR	FOR	WITH	ISSUER

4. A NON-BINDING ADVISORY RESOLUTION TO APPROVE EXECUTIVE				FOR	FOR	WITH	ISSUER
COMPENSATION.

5. A SHAREHOLDER PROPOSAL ENTITLED EXECUTIVES TO RETAIN.				AGAINST	AGAINST	WITH	SHAREHOLDER

6. SHAREHOLDER PROPOSAL ENTITLED BOARD COMMITTEE ON				AGAINST	AGAINST	WITH	SHAREHOLDER
HUMAN RIGHTS.

QUALCOMM INCORPORATED

Ticker:	QCOM	Meeting Date:	3/5/2013
CUSIP	747525103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1K. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVE 2006 LONG-TERM INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

3. RATIFY SELECTION OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

4. APPROVAL OF COMPANY'S EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

RIO VERDE MINERALS DEVELOPMENT CORP.

Ticker:	RVD.TO	Meeting Date:	3/6/2013
CUSIP	G7708A100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.RESOLUTION AUTHORIZING, APPROVING AND ADOPTING THE MERGER				FOR	FOR	WITH	ISSUER
OF THE COMPANY AND B&A FERTILIZERS LTD.

EUROPEAN URANIUM RESOURCES LTD.

Ticker:	EUU.V	Meeting Date:	3/14/2013
CUSIP	29881T109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET NUMBER OF DIRECTORS AT EIGHT.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS AND AUTHORIZE DIRECTORS				FOR	FOR	WITH	ISSUER
TO FIX THEIR REMUNERATION.

4. APPROVE RENEWAL OF STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. RENEWSTOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

STANDARD GRAPHITE CORP.

Ticker:	SGH.V	Meeting Date:	4/22/2013
CUSIP	853450104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET NUMBER OF DIRECTORS AT THREE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF BDO CANADA AS AUDITORS AND AUTHORIZE				FOR	FOR	WITH	ISSUER
DIRECTORS TO FIX THEIR REMUNERATION.

4. RATIFY, CONFIRM AND APPROVE 10% "ROLLING" STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. TRANSACT ANY OTHER BUSINESS.				FOR	FOR	WITH	ISSUER

UR-ENERGY INC.

Ticker:	URG	Meeting Date:	4/23/2013
CUSIP	91688R108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINT PRICEWATERHOUSWCOOPERS LLP AS AUDITORS AND				FOR	FOR	WITH	ISSUER
AUTHORIZE THE DIRECTORS TO FIX THEIR REMUNERATION.

3. RATIFY, CONFIRM AND APPROVE THE RENEWAL OF THE RSU PLAN.				FOR	FOR	WITH	ISSUER

PRIMERO MINING CORP.

Ticker:	PPP	Meeting Date:	5/8/2013
CUSIP	74164W106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOPINT DELOITTE LLP AS AUDITORS AND TO AUTHORIZE THE				FOR	FOR	WITH	ISSUER
DIRECTORS TO FIX THEIR REMUNERATION.

3. APPROVE THE CONTINUATION OF THE 2010 STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

4. APPROVE A PHANTOM SHARE UNIT PLAN FOR EMPLOYEES.				FOR	FOR	WITH	ISSUER

GREENHUNTER ENERGY INC.

Ticker:	GRH	Meeting Date:	5/8/2013
CUSIP	39530A104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. CHANGE THE NAME OF THE CORPORATION TO GREENHUNTER				FOR	FOR	WITH	ISSUER
RESOURCES INC.

2. RATIFY THE 2013 LONG-TERM INCENTIVE COMPENSATION PLAN.				FOR	FOR	WITH	ISSUER

3. RATIFY THE PREFERRED SHAREHOLDERS APPROVAL TO INCREASE				FOR	FOR	WITH	ISSUER
THE NUMBER OF 10% PREFERRED STOCK ISSUED SHARES TO 8,000,000.

ASHFORD HOSPITALITY TRUST INC.

Ticker:	AHT	Meeting Date:	5/14/2013
CUSIP	44103109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. APPROVE EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

4. VOTE ON A STOCKHOLDER PROPOSAL TO AMEND THE BY-LAWS TO				AGAINST	AGAINST	WITH	SHAREHOLDER
INCLUDE A REQUIREMENT THAT THE CHAIRMAN OF THE BOARD BE INDEPENDENT.

DELCATH SYSTEMS, INC.

Ticker:	DCTH	Meeting Date:	5/16/2013
CUSIP	24661P104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. NON-BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

3. RATIFY ERNST & YUOUNG LLP AS AUDITORS FY 2013.				FOR	FOR	WITH	ISSUER

SLIVER WHEATON CORP.

Ticker:	SLW	Meeting Date:	5/21/2013
CUSIP	828336107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

B. APPOINTMENT OF DELOITTE & TOUCHE AS AUDITORS AND TO FIX				FOR	FOR	WITH	ISSUER
THEIR REMUNERATION .

C. APPROVAL OF A NON-BINDING ADVISORY RESOLUTION ACCEPTING				FOR	FOR	WITH	ISSUER
COMPANY'S APPROACH TO EXECUTIVE COMPENSATION.

BOXXER GOLD CORP.

Ticker:	BXX.V	Meeting Date:	5/31/2013
CUSIP	103200101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. FIX THE NUMBER OF DIRECTORS AT SIX.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KENWAY MACK SLUSARCHUK STEWART LLP AS				FOR	FOR	WITH	ISSUER
AUDITORS AND TO FIX REMUNERATION.

4. APPROVAL OF STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. SPECILA RESOLUTION APPROVING THE CONSOLIDATION OF				FOR	FOR	WITH	ISSUER
COMMON SHARES ON THE BASIS OF 1:5.

CAZA GOLD CORP.

Ticker:		Meeting Date:	6/12/2013
CUSIP	53750105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF SMYTHE RATCLIFFE LLP AS AUDITORS AND				FOR	FOR	WITH	ISSUER
TO FIX REMUNERATION.

4. APPROVE COMPANY'S INCENTIVE STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. APPROVE COMPANY'S ADVANCE NOTICE POLICY.				FOR	FOR	WITH	ISSUER

AMERICAN VANADIUM CORP.

Ticker:	AVC.V	Meeting Date:	6/15/2013
CUSIP	30370100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINT DAVIDSON & COMPANY LLP AS AUDITORS AND TO				FOR	FOR	WITH	ISSUER
FIX REMUNERATION.

3. APPROVE STOCK OPTION PLAN RENEWAL RESOLUTION.				FOR	FOR	WITH	ISSUER

4. PASS RESOLUTION ADOPTING RESTRICTED SHARE UNIT PLAN.				FOR	FOR	WITH	ISSUER

GOLD STANDARD VENTURES CORP.

Ticker:	GV.V	Meeting Date:	6/26/2013
CUSIP	380738104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT SEVEN.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF DAVIDSON & COMPANY AS AUDITORS AND TO FIX				FOR	FOR	WITH	ISSUER
THEIR REMUNERATION.

4. ANNUAL RATIFICATION OF STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. APPROVE COMPANY'S ADVANCE NOTICE POLICY FOR DIRECTORS				FOR	FOR	WITH	ISSUER
NOMINATIONS.

COMSTOCK MINING INC.

Ticker:	LODE	Meeting Date:	6/27/2013
CUSIP	205750102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

B2. APPOINTMENT OF DELOITTE TOUCHE AS AAUDITORS FOR FY 2012.				FOR	FOR	WITH	ISSUER

B3. APPROVE NON-BINDING RESOLUTION FOR EXECUTIVE OFFICERS				FOR	FOR	WITH	ISSUER
COMPENSATION.

B4. APPROVE NON-BINDING RESOLUTION ON THE FREQUENCY OF				3 YEARS	1 YEAR	AGAINST	ISSUER
SHAREHOLDER VOTING ON EXECUTIVE COMPENSATION.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENCOMPASS FUNDS

By: /s/Malcolm H. Gissen

       Malcolm H. Gissen, President

Date:              8-26-13